SCHEDULE OF CONTINGENT CONSIDERATION (Details) (Parenthetical)	Sep. 22, 2022 shares $ / shares	Mar. 29, 2021 shares	Oct. 01, 2020 shares	Dec. 16, 2019 shares $ / shares
Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Number of common stock issued		18,015,883
Former Shareholder [Member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Number of common stock issued				6,269,117
Share price per shares | $ / shares				$ 0.82
Zigi Carmel Initiatives and Investments Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued	7,920,000
Share price per shares | $ / shares	$ 5.40
B.Y.B.Y. Investments and Promotions Ltd. [member] | Former Shareholder [Member] | Share Exchange Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of common stock issued			9,832,495